Vanguard Energy Index Fund Average Annual Total Returns - Admiral Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.67%	12.76%	4.51%
MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.82%	14.02%	12.64%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.57%	12.69%	4.40%
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.78%	11.60%	3.53%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.47%	9.87%	3.23%